Harbor International Small Cap Fund Investment Strategy - Harbor International Small Cap Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests primarily in equity securities, principally common and preferred stocks, of foreign companies. Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in the securities of small cap companies. The Fund defines small cap companies as those with market capitalizations that fall within the range of the MSCI EAFE (Europe, Australasia and Far East) Small Cap (ND) Index at the time of purchase. As of December 31, 2025, the range of the Index was $156 million to $13.08 billion, but it is expected to change frequently. The Subadvisor’s investment process utilizes a range of screening and idea sourcing methodologies to shrink the universe of securities to a manageable level. The Subadvisor primarily utilizes bottom-up research to identify companies with attractive valuations, as determined by the Subadvisor, while taking into account macro-economic considerations. The Subadvisor’s evaluation of companies includes an analysis of the corporate governance framework. The Subadvisor looks to identify companies that: ■demonstrate traditional value metrics primarily on a price to book, price to earnings, and/or dividend yield basis; ■have well-capitalized and transparent balance sheets and funding sources; and ■they believe have business models that are undervalued by the market. From time to time, the investment process may result in substantial investments in one or more sectors, geographic regions and/or countries. The Subadvisor may sell or trim a holding when the investment thesis with respect to a holding is realized or the investment thesis is negatively impacted by macro-economic, industry or company-specific considerations. The Subadvisor may also sell or trim a holding in order to manage position-size risk and/or if a more attractive investment opportunity is identified. As part of its investment process, the Subadvisor considers environmental, social and governance (“ESG”) factors that it believes may have a material impact on an issuer and the value of its securities. As a result, the key ESG considerations may vary depending on the industry, sector, geographic region or other factors and the core business of each issuer. Up to 15% of the Fund’s total assets may be invested in emerging market companies, which the Fund defines as those countries included in the MSCI Emerging Markets Index, which currently includes countries located in the Americas, Europe, Middle East, Africa and Asia. The Fund also may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depository Receipts (GDRs) (collectively, “Depositary Receipts”). Depositary Receipts are certificates typically issued by a bank or trust company that represent ownership interests in securities issued by a foreign or domestic company. The Fund may invest in securities denominated in, and/or receiving revenues in, foreign currencies.